INVESTMENT IN EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Marketable Securities [Line Items]
Proceeds received from sale of equity securities	$ 0	$ 46,622
Altisource Residential Corporation
Marketable Securities [Line Items]
Number of available for sale shares acquired (in shares)			4,100,000
Number of securities outstanding (in shares)		0
Unrealized gain (loss) on investment in equity securities	0	$ 4,000
Unrealized gain (loss) from sale	0	4,100
Investment income, dividend	$ 0	$ 500
Number of shares disposed (in shares)		3,500,000
Proceeds received from sale of equity securities		$ 46,600